Commitments and Contingencies - Future Minimum Operating Lease Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Leases
2019	$ 1,077,532
2020	1,168,710
2021	1,203,658
2022	1,239,885
2023	1,276,356
Thereafter	3,818,795
Total	9,784,936
Rent expense	$ 953,733	$ 1,046,721